UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                                 Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK — 99.3%

Consumer Discretionary — 20.6%

ADVERTISING AGENCIES — 0.4%
Marchex, Inc. (B Shares)	729,235	$3,026,325

AUTO PARTS — 1.9%
Dorman Products, Inc. * (a)	151,885	6,084,513
Fox Factory Holding Corp. *	71,020	1,100,810
LKQ Corp. *	248,750	6,614,262

		13,799,585

ENTERTAINMENT — 2.6%
IMAX Corp. (Canada) * (a)	282,385	7,754,292
Live Nation Entertainment, Inc. *	463,985	11,144,920

		18,899,212

LEISURE TIME — 2.3%
Life Time Fitness, Inc. * (a)	323,930	16,339,029

RADIO & TV BROADCASTERS — 0.6%
Entravision Communications Corp.	1,024,415	4,056,683

RESTAURANTS — 3.0%
Del Frisco’s Restaurant Group *	381,295	7,297,986
Krispy Kreme Doughnuts, Inc. *	724,775	12,437,139
Texas Roadhouse, Inc.	63,000	1,753,920

		21,489,045

SPECIALTY RETAIL — 6.6%
DSW, Inc. (A Shares)	430,110	12,950,612
Monro Muffler Brake, Inc.	59,000	2,863,270
Stage Stores, Inc.	411,600	7,042,476
Stein Mart, Inc.	436,100	5,036,955
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	8,430,248
Vitamin Shoppe, Inc. *	130,580	5,796,446
Zumiez, Inc. *	175,795	4,939,840

		47,059,847

TEXTILES APPAREL & SHOES — 3.2%
G-III Apparel Group, Ltd. *	124,715	10,333,885

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Consumer Discretionary — (Continued)
Oxford Industries, Inc.	200,415	$12,223,311

		22,557,196

TOTAL CONSUMER DISCRETIONARY		147,226,922

Consumer Staples — 3.2%

FOODS — 3.2%
TreeHouse Foods, Inc. *	94,695	7,622,948
United Natural Foods, Inc. *	252,145	15,496,832

		23,119,780

TOTAL CONSUMER STAPLES		23,119,780

Energy — 6.7%

OFFSHORE DRILLING & OTHER SERVICES — 0.6%
Atwood Oceanics, Inc. *	107,925	4,715,243

OIL: CRUDE PRODUCERS — 6.1%
Bonanza Creek Energy, Inc. *	143,300	8,153,770
Halcon Resources Corp. * (a)	939,665	3,721,073
Magnum Hunter Resources Corp. * (a)	1,862,805	10,375,824
Matador Resources Co. *	218,780	5,655,463
PDC Energy, Inc. *	169,630	8,530,693
Rex Energy Corp. *	541,500	6,860,805

		43,297,628

TOTAL ENERGY		48,012,871

Financial Services — 6.4%

ASSET MANAGEMENT & CUSTODIAN — 0.7%
Financial Engines, Inc.	141,050	4,826,026

CONSUMER LENDING — 1.7%
Encore Capital Group, Inc. * (a)	275,960	12,227,788

FINANCIAL DATA & SYSTEMS — 4.0%
Alliance Data Systems Corp. *	63,285	15,711,767
WageWorks, Inc. *	281,130	12,799,849

		28,511,616

TOTAL FINANCIAL SERVICES		45,565,430

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Healthcare — 10.4%

BIOTECHNOLOGY — 0.5%
Repligen Corp. * (a)	200,540	$3,992,751

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 5.2%
Cooper Companies, Inc. (The)	80,075	12,471,681
ResMed, Inc. (a)	124,550	6,136,579
STAAR Surgical Co. *	109,735	1,166,483
Vascular Solutions, Inc. *	109,507	2,704,823
West Pharmaceutical Services, Inc.	324,580	14,528,201

		37,007,767

MEDICAL EQUIPMENT — 2.4%
Luminex Corp. *	373,000	7,273,500
Spectranetics Corp. *	364,720	9,690,610

		16,964,110

PHARMACEUTICALS — 2.3%
Akorn, Inc. *	341,380	12,381,853
Cambrex Corp. *	209,725	3,917,663

		16,299,516

TOTAL HEALTHCARE		74,264,144

Materials & Processing — 8.9%

BUILDING MATERIALS — 2.2%
NCI Building Systems, Inc. *	350,040	6,790,776
Trex Co., Inc. *	265,880	9,191,472

		15,982,248

CHEMICALS: DIVERSIFIED — 3.3%
Chemtura Corp. *	271,315	6,329,779
PolyOne Corp.	496,069	17,650,135

		23,979,914

DIVERSIFIED MATERIALS & PROCESSING — 2.3%
Belden, Inc.	254,515	16,294,050

STEEL — 1.1%
Carpenter Technology Corp.	168,945	7,627,867

TOTAL MATERIALS & PROCESSING		63,884,079

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Producer Durables — 16.1%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 2.4%
Corporate Executive Board Co.	176,780	$10,619,175
WNS Holdings, Ltd., ADR *	292,529	6,584,828

		17,204,003

COMMERCIAL SERVICES: RENTAL & LEASING — 1.3%
Mobile Mini, Inc.	267,870	9,367,414

ENGINEERING & CONTRACTING SERVICES — 1.6%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	10,984,847

FORMS AND BULK PRINTING SERVICES — 0.7%
InnerWorkings, Inc. *	594,660	4,810,799

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.4%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	10,190,250

MACHINERY: INDUSTRIAL — 3.5%
Middleby Corp. *	153,600	13,536,768
Tennant Co.	174,800	11,727,332

		25,264,100

OFFICE SUPPLIES & EQUIPMENT — 1.6%
Electronics For Imaging, Inc. * (a)	262,535	11,596,171

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.6%
A.O. Smith Corp.	273,455	12,928,952
EnerSys, Inc.	216,150	12,675,036

		25,603,988

TOTAL PRODUCER DURABLES		115,021,572

Technology — 26.3%

COMMUNICATIONS TECHNOLOGY — 0.6%
Finisar Corp. * (a)	234,222	3,895,112

COMPUTER SERVICES SOFTWARE & SYSTEMS — 15.1%
Actua Corp. *	213,135	3,414,423
Acxiom Corp. *	697,886	11,550,013
Bankrate, Inc. *	771,005	8,758,617
Bottomline Technologies, (de) Inc. *	365,675	10,088,973
Callidus Software, Inc. *	339,245	4,077,725

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
Dealertrack Technologies, Inc. *	401,310	$17,420,867
InterXion Holding NV *	263,975	7,309,468
Monotype Imaging Holdings, Inc.	230,670	6,532,574
Pegasystems, Inc.	395,150	7,551,317
Sapient Corp. *	690,810	9,671,340
SciQuest, Inc. *	197,115	2,964,610
Syntel, Inc. *	66,477	5,845,987
Ultimate Software Group, Inc. * (a)	91,880	13,001,939

		108,187,853

CONSUMER SERVICES SOFTWARE & SYSTEM — 0.3%
MiX Telematics, Ltd., Sponsored ADR *	225,245	2,103,788

ELECTRONIC COMPONENTS — 4.5%
3D Systems Corp. * (a)	115,957	5,376,926
Methode Electronics, Inc.	327,615	12,079,165
Rogers Corp. *	269,930	14,781,367

		32,237,458

PRODUCTION TECHNOLOGY EQUIPMENT — 1.4%
Teradyne, Inc. (a)	528,300	10,243,737

SEMICONDUCTORS & COMPONENTS — 3.6%
Diodes, Inc. *	294,295	7,039,536
Integrated Device Technology, Inc. *	388,490	6,196,415
MaxLinear, Inc. (A Shares) *	553,030	3,804,846
Power Integrations, Inc.	161,860	8,725,873

		25,766,670

TELECOMMUNICATIONS EQUIPMENT — 0.8%
Ruckus Wireless, Inc. * (a)	403,975	5,397,106

TOTAL TECHNOLOGY		187,831,724

Utilities — 0.7%

TELECOMMUNICATIONS — 0.7%
8X8, Inc. *	700,245	4,677,637

TOTAL UTILITIES		4,677,637

TOTAL COMMON STOCK (COST $500,406,125)		709,604,159

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2014 (Unaudited)

	Shares	Value (Note 2)
WARRANTS — 0.0%

Energy — 0.0%

Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	$—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 7.7%
BlackRock Liquidity Funds TempFund Portfolio	55,005,980	55,005,980

TOTAL SECURITIES LENDING COLLATERAL (COST $55,005,980)		55,005,980

MONEY MARKET SECURITY — 0.8%

Money Market Fund — 0.8%
BlackRock Liquidity Funds TempFund Portfolio	5,369,536	5,369,536

TOTAL MONEY MARKET SECURITY (COST $5,369,536)		5,369,536

TOTAL INVESTMENTS (COST $560,781,641) ** — 107.8%		769,979,675

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(55,553,498)

NET ASSETS — 100.0%		$714,426,177

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investment.
ADR	American Depository Receipt
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$560,781,641

Gross unrealized appreciation	$237,622,533
Gross unrealized depreciation	(28,424,499)

Net unrealized appreciation	$209,198,034

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•Level 1 —	quoted prices in active markets for identical securities
•Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Total Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$709,604,159	$709,604,159	$—	$—
Securities Lending Collateral	55,005,980	55,005,980	—	—
Money Market Security	5,369,536	5,369,536	—	—

Total	$769,979,675	$769,979,675	$—	$—

* Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH -VALUE” SMALL CAP FUND

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments ma fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended September 30, 2014, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2014, the market value of the securities on loan and collateral are $52,486,229 and $55,005,980, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date November 5, 2014

By (Signature and Title)* /s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date November 5, 2014

* Print the name and title of each signing officer under his or her signature.